Trade payables	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	Note 20 - Trade payables
	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Open accounts	24,735	20,131	7,026
Checks payables	107	255	30
	24,842	20,386	7,056